Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, and warrants (including underlying securities) that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggy-back” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise their demand rights on more than one occasion.

Underwriters Agreement

On November 12, 2021, the underwriters were paid a cash underwriting discount of $2,875,000, or $0.20 per Unit, of the gross proceeds of the IPO. An additional fee of $500,000 in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Right of First Refusal

Subject to certain conditions, the Company granted Imperial Capital, for a period beginning on the closing of the Initial Public Offering and ending 12 months after the date of the consummation of the Business Combination, a right of first refusal to provide investment banking and/or financial advisory services in connection with certain future transaction until the earlier of (x) the date of the consummation of our initial business combination and (y) 18 months from the closing of the IPO. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement of which the Prospectus forms a part.

Note 6 — Commitments

Registration Rights

The holders of the founder shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, and warrants (including underlying securities) that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise their demand rights on more than one occasion.

Underwriters Agreement

On November 12, 2021, the underwriters were paid a cash underwriting discount of $2,875,000, or $0.20 per Unit, of the gross proceeds of the IPO. An additional fee of $0.35 per Unit, or $5,031,250 in the aggregate payable to the underwriters for deferred underwriting commissions, however, the underwriters have issued a letter on November 21, 2022 to the Company that it has reduced the deferred fee to $500,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Right of First Refusal

Subject to certain conditions, the Company granted Imperial Capital, for a period beginning on the closing of the Initial Public Offering and ending 12 months after the date of the consummation of the Business Combination, a right of first refusal to provide investment banking and/or financial advisory services in connection with certain future transaction until the earlier of (x) the date of the consummation of our initial business combination and (y) 18 months from the closing of the IPO. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement of which the Prospectus forms a part.